Stock Subscriptions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Subscription Agreements [Abstract]
Stock Subscriptions
8. Stock Subscriptions

On September 20, 2013, the Company and Trinity Asset Management International Limited (“TAMIL”), a company formed under the laws of Mauritius, entered into the Share Purchase Agreement (the “TAMIL Share Purchase Agreement”), dated as of September 19, 2013, under which TAMIL agreed to purchase 900,000 shares of the Company’s Common Stock in monthly installments during the period ending March 25, 2014. The agreement required that TAMIL purchase the first 360,000 shares on September 30, 2013 or on such later date, not later than October 25, 2013 as the Company and TAMIL may agree. TAMIL agreed to purchase the remaining 540,000 shares in six installments of 90,000 shares each during the months beginning October 2013 and ending March 2014. TAMIL did not purchase any shares during the third quarter or fourth quarter of 2013. On November 7, 2013, the Company and TAMIL amended the Share Purchase Agreement to permit TAMIL to purchase the 900,000 shares of Common Stock at any time until March 25, 2014 and to modify the purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days prior to the third business day before the purchase and sale of the shares. On March 5, 2014, TAMIL purchased 184,825 shares of the Company’s Common Stock under the agreement for a purchase price of $184,825.  The agreement included a liquidated damages provision in the event that TAMIL failed to purchase the agreed upon number of shares. The liquidated damages provision required TAMIL to pay an amount equal to the difference between $900,000 and the amount paid for the shares under the agreement. TAMIL did not purchase any of the remaining 715,175 shares of the Company’s Common Stock under this agreement as amended. The Company did not enforce its rights under the liquidated damages provision.

On November 22, 2013, the Company entered into an additional Share Purchase Agreement with Regency Capital Corporation, an existing stockholder, under which Regency agreed to purchase a total of 170,000 shares of Common Stock during the period ended November 30, 2013. In addition, Regency was given an option to purchase an additional 430,000 shares of Common Stock before January 31, 2014. Regency purchased the 170,000 shares of Common Stock as agreed and purchased an additional 380,000 shares of Common Stock through December 31, 2013. The remaining 50,000 shares of the Company’s Common Stock were purchased on January 24, 2014. All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share.

On February 13, 2014, effective as of January 31, 2014, this agreement was amended to grant Regency an option to purchase an additional 500,000 common shares not later than March 31, 2014 at the greater of $1.00 and 92% of the volume-weighted average price of for the 20 trading days ending on the third trading day before each additional share closing (the “Amendment Option Price”). Under this agreement as amended and through June 30, 2014, Regency has purchased 500,000 shares of the Company’s Common Stock at an issue price of $1.00 per share for an aggregate purchase price of $500,000.

On March 19, 2014, the Company and Regency entered into a second amendment of the Share Purchase Agreement that granted Regency the right to purchase 1,000,000 additional shares of Common Stock during the period ending June 30, 2014 at a cash purchase price equal to the Amendment Option Price. Under the second amendment and through June 30, 2014, Regency has purchased 315,000 shares of the Company’s Common Stock for an aggregate purchase price of $315,000.

On May 20, 2014, the Company and Trinity Asset Management (Proprietary) Limited (“Trinity”) entered into an Agreement for the Subscription of Shares that permitted Trinity arrange for the purchase of 850,000 shares of the Company’s Common Stock by offers to purchase by other subscribers at the price of $1.00 per share before July 30, 2014. In addition, Trinity agreed to assume the obligations of TAMIL with respect to the liquidated damages in connection with the unpurchased shares under the TAMIL agreement dated as of September 19, 2013 as amended. As of July 24, Trinity had not provided any offers to purchase to the Company and requested an extension of time to September 30, 2014 to complete it obligations under the agreement. Subsequent to June 30, 2014, no such offers to purchase have been made to the Company and no sales of Common Stock have taken place under the agreement.

On June 24, 2014, the Company and Regency entered into a third amendment of the Share Purchase Agreement that extended to September 30, 2014 Regency’s right to purchase the remaining 685,000 shares of the Company’s Common Stock under the second amendment. Through September 30, 2014, 141,250 shares were purchased under the third amendment.

During the year ended December 31, 2014, the Company issued an aggregate of 1,191,075 shares of its Common Stock for aggregate gross proceeds of $1,190,075, 575,000 shares of its Common Stock in settlement of liabilities to executives and consultants, 180,000 shares of its Common Stock in connection with a consulting agreement, 75,000 shares of its Common Stock in connection with the issuance of the Peak One convertible debentures and 387,309 shares issued in connection with the conversion rights under the Peak One convertible debentures.

During the year ended December 31, 2014, the holder of the Company’s convertible preferred shares converted 5,000,000 shares of Preferred Stock into 5,000,000 shares of Common Stock. The holder did not convert any shares of Preferred Stock during the first or second quarters of 2015.

8. Stock Subscription Agreements; Share Purchase Agreements

On November 26, 2012, the Company entered into a Subscription Agreement with RD Active Capital Limited, a United Kingdom-based investment manager (“RD Active”), in which RD Active agreed to purchase up to 300,000 new shares of Common Stock over the period ending January 31, 2013 and acquired the right to purchase up to 2,700,000 new shares of Common Stock through March 31, 2013 as long as RD Active purchased the 300,000 new shares of Common Stock. The right to purchase shares of Common Stock was extended on March 28, 2013 to April 12, 2013, and on April 12, 2013 the right to purchase shares of Common Stock was further extended to May 31, 2013. All shares of Common Stock were purchased and sold at an issue price of $1.00 per share. Under the terms of the Subscription Agreement, RD Active had the right to exercise the additional purchase right on its own behalf and resell to other purchasers or had the right to place the additional shares directly with other purchasers. Pursuant to the terms and conditions of the Share Exchange, the Company had assumed the obligations of SPI under the Subscription Agreement. Under this Subscription Agreement, RD Active had purchased 1,159,000 shares of Common Stock, including 924,500 shares of Common Stock during the year ended December 31, 2013. RD Active’s right to purchase additional shares of Common Stock under the waiver terminated on May 31, 2013.

On May 24, 2013, the Company entered into a Share Purchase Agreement with Trinity Asset Management (Proprietary) Limited, a South Africa-based investment manager (“Trinity”), in which Trinity agreed to purchase 1,000,000 new shares of the Company’s Common Stock at $1.00 per share in three installments: 250,000 shares on May 24, 2013, 250,000 shares May 31, 2013 and 500,000 shares on June 28, 2013. If Trinity complied with its purchase commitment, it would also have had the right to purchase up to 1,000,000 additional shares of Common Stock at $1.35 per share before July 31, 2013 by providing written notice three days prior to the purchase of the additional shares. As of June 12, 2013, Trinity had purchased 50,000 of the second installment of 250,000 shares of Common Stock, and demand was made for the unpaid portion of the second installment. On June 26, 2013, the Company granted a waiver of time until July 31, 2013 for Trinity to purchase the remaining shares of Common Stock that were to have been purchased by June 28, 2013. During June and July 2013, Trinity purchased 101,318 additional shares of the second installment. Trinity’s right to purchase additional shares under its share purchase agreement terminated on July 31, 2013.

Effective July 25, 2013, Regency Capital Corporation, a Turks and Caicos Islands corporation (“Regency”), agreed to subscribe for and purchase 661,500 shares of the Company’s Common Stock in three equal installments of 220,500 shares each over the period ending September 13, 2013. Regency completed the purchase of all 661,500 shares as agreed. All shares of Common Stock under this share purchase agreement were purchased and sold at an issue price of $1.00 per share.

Effective July 25, 2013, the Company entered into a Share Purchase Agreement with Minaurum Limited, a Malta-based investment manager (“Minaurum”), in which Minaurum agreed to purchase 100,000 new shares of the Company’s Common Stock on that day. Minaurum completed the purchase as agreed. These shares of Common Stock were purchased and sold at an issue price of $1.00 per share.

On September 20, 2013, the Company and Trinity Asset Management International Limited (“TAMIL”), a company formed under the laws of Mauritius, entered into the Share Purchase Agreement (the “TAMIL Share Purchase Agreement”), dated as of September 19, 2013, under which TAMIL agreed to purchase 900,000 shares of the Company’s Common Stock in monthly installments during the period ending March 25, 2014. The agreement required that TAMIL purchase the first 360,000 shares on September 30, 2013 or on such later date, not later than October 25, 2013 as the Company and TAMIL may agree. TAMIL agreed to purchase the remaining 540,000 shares in six installments of 90,000 shares each during the months beginning October 2013 and ending March 2014. TAMIL did not purchase any shares during the third quarter or fourth quarter of 2013. On November 7, 2013, the Company and TAMIL amended the Share Purchase Agreement to permit TAMIL to purchase the 900,000 shares of Common Stock at any time until March 25, 2014 and to modify the purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days prior to the third business day before the purchase and sale of the shares. On March 5, 2014, TAMIL purchased 184,825 shares of the Company’s Common Stock under the agreement for a purchase price of $184,825.  The agreement included a liquidated damages provision in the event that TAMIL failed to purchase the agreed upon number of shares. The liquidated damages provision required TAMIL to pay an amount equal to the difference between $900,000 and the amount paid for the shares under the agreement. TAMIL did not purchase any of the remaining 715,175 shares of the Company’s Common Stock under this agreement as amended. The Company did not enforce its rights under the liquidated damages provision.

On October 25, 2013, the Company entered into an additional Share Purchase Agreement with Regency, an existing stockholder, under which Regency agreed to purchase 600,000 shares of Common Stock during the period ended October 31, 2013. All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share during October 2013.

On November 22, 2013, the Company entered into an additional Share Purchase Agreement with Regency, under which Regency agreed to purchase a total of 170,000 shares of Common Stock during the period ended November 30, 2013. In addition, Regency was given an option to purchase an additional 430,000 shares of Common Stock before January 31, 2014. Regency purchased the 170,000 shares of Common Stock as agreed and purchased an additional 380,000 shares of Common Stock through December 31, 2013. The remaining 50,000 shares of the Company’s Common Stock were purchased on January 24, 2014. All shares of Common Stock under this additional share purchase agreement with Regency were purchased at an issue price of $1.00 per share.

On February 13, 2014, effective as of January 31, 2014, this agreement was amended to grant Regency an option to purchase an additional 500,000 common shares not later than March 31, 2014 at the greater of $1.00 and 92% of the volume-weighted average price of for the 20 trading days ending on the third trading day before each additional share closing (the “Amendment Option Price”). Under this agreement as amended and through June 30, 2014, Regency has purchased 500,000 shares of the Company’s Common Stock at an issue price of $1.00 per share for an aggregate purchase price of $500,000.

On March 19, 2014, the Company and Regency entered into a second amendment of the Share Purchase Agreement that granted Regency the right to purchase 1,000,000 additional shares of Common Stock during the period ending June 30, 2014 at a cash purchase price equal to the Amendment Option Price. Under the second amendment and through June 30, 2014, Regency has purchased 315,000 shares of the Company’s Common Stock for an aggregate purchase price of $315,000.

On May 20, 2014, the Company and Trinity Asset Management (Proprietary) Limited (“Trinity”) entered into an Agreement for the Subscription of Shares that permitted Trinity arrange for the purchase of 850,000 shares of the Company’s Common Stock by offers to purchase by other subscribers at the price of $1.00 per share before July 30, 2014. In addition, Trinity agreed to assume the obligations of TAMIL with respect to the liquidated damages in connection with the unpurchased shares under the TAMIL agreement dated as of September 19, 2013 as amended. As of July 24, Trinity had not provided any offers to purchase to the Company and requested an extension of time to September 30, 2014 to complete it obligations under the agreement. Subsequent to June 30, 2014, no such offers to purchase have been made to the Company and no sales of Common Stock have taken place under the agreement.

On June 24, 2014, the Company and Regency entered into a third amendment of the Share Purchase Agreement that extended to September 30, 2014 Regency’s right to purchase the remaining 685,000 shares of the Company’s Common Stock under the second amendment. Through September 30, 2014, 141,250 shares were purchased under the third amendment.

During the year ended December 31, 2014, the Company issued an aggregate of 1,191,075 shares of its Common Stock for aggregate gross proceeds of $1,190,075, 575,000 shares of its Common Stock in settlement of liabilities to executives and consultants, 180,000 shares of its Common Stock in connection with a consulting agreement, 75,000 shares of its Common Stock in connection with the issuance of the Peak One convertible debentures and 387,309 shares issued in connection with the conversion rights under the Peak One convertible debentures.

During the year ended December 31, 2014, the holder of the Company’s convertible preferred shares converted 5,000,000 shares of Preferred Stock into 5,000,000 shares of Common Stock.